Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and Cash Equivalents, at Carrying Value	SFr 109,815	SFr 121,161	SFr 92,328	SFr 79,349
Interest-bearing deposits with banks	726	772
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	115,346	134,839
Securities received as collateral	38,074	32,564
Trading assets	156,334	165,150
Investment securities	2,191	2,489
Other investments	5,964	6,777
Net loans	279,149	275,976
Premises and equipment	4,686	4,711
Goodwill	4,742	4,913
Other intangible assets	223	213
Brokerage receivables	46,968	33,431
Other assets	32,071	36,865
Total assets	796,289	819,861
Liabilities and equity
Due to banks	15,413	22,800
Customer deposits	361,162	355,833
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	26,496	33,016
Obligation to return securities received as collateral	38,074	32,564
Trading liabilities	39,119	44,930
Short-term borrowings	25,889	15,385
Long-term debt	173,032	193,315
Brokerage payables	43,303	39,852
Other liabilities	31,612	39,855
Total liabilities	754,100	777,550
Total shareholders' equity	41,902	41,897
Noncontrolling interests	287	414
Total equity	42,189	42,311	45,018	45,001
Total liabilities and equity	796,289	819,861
Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	(211)	(843)	(868)	(839)
Interest-bearing deposits with banks	(488)	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(440)	(242)
Investment securities	(15,610)	(4,170)
Other investments	(45,446)	(44,693)
Net loans	(4,088)	(3,110)
Premises and equipment	241	45
Goodwill	706	724
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	726	(154)
Total assets	(64,610)	(52,443)
Liabilities and equity
Due to banks	(753)	(2,943)
Customer deposits	(1,141)	(1,391)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(13)	(22)
Short-term borrowings	(489)	0
Long-term debt	(18,367)	(4,258)
Brokerage payables	0	0
Other liabilities	(584)	(385)
Total liabilities	(21,347)	(8,999)
Total shareholders' equity	(42,670)	(42,789)
Noncontrolling interests	(593)	(655)
Total equity	(43,263)	(43,444)
Total liabilities and equity	(64,610)	(52,443)
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value	516	938	942	917
Interest-bearing deposits with banks	493	5
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	15,612	4,173
Other investments	45,517	44,753
Net loans	0	126
Premises and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	389	244
Total assets	62,527	50,239
Liabilities and equity
Due to banks	755	2,943
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	19,357	5,078
Brokerage payables	0	0
Other liabilities	513	321
Total liabilities	20,625	8,342
Total shareholders' equity	41,902	41,897
Noncontrolling interests	0	0
Total equity	41,902	41,897
Total liabilities and equity	62,527	50,239
Bank
Assets
Cash and Cash Equivalents, at Carrying Value	109,510	121,066	92,254	79,271
Interest-bearing deposits with banks	721	767
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	115,346	134,839
Securities received as collateral	38,074	32,564
Trading assets	156,774	165,392
Investment securities	2,189	2,486
Other investments	5,893	6,717
Net loans	283,237	278,960
Premises and equipment	4,445	4,666
Goodwill	4,036	4,189
Other intangible assets	223	213
Brokerage receivables	46,968	33,431
Other assets	30,956	36,775
Total assets	798,372	822,065
Liabilities and equity
Due to banks	15,411	22,800
Customer deposits	362,303	357,224
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	26,496	33,016
Obligation to return securities received as collateral	38,074	32,564
Trading liabilities	39,132	44,952
Short-term borrowings	26,378	15,385
Long-term debt	172,042	192,495
Brokerage payables	43,303	39,852
Other liabilities	31,683	39,919
Total liabilities	754,822	778,207
Total shareholders' equity	42,670	42,789
Noncontrolling interests	880	1,069
Total equity	43,550	43,858	46,696	46,477
Total liabilities and equity	798,372	822,065
Bank | Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value	3,058	2,491	5,799	4,950
Interest-bearing deposits with banks	32	3,520
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,212	82,363
Securities received as collateral	5,422	30,914
Trading assets	24,602	48,914
Investment securities	245	511
Other investments	902	1,146
Net loans	12,456	12,809
Premises and equipment	1,001	990
Goodwill	722	756
Other intangible assets	195	179
Brokerage receivables	19,717	17,461
Other assets	11,217	13,119
Total assets	137,781	215,173
Liabilities and equity
Due to banks	270	77
Customer deposits	1	8
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,352	54,900
Obligation to return securities received as collateral	5,422	30,914
Trading liabilities	6,549	10,125
Short-term borrowings	12,224	17,110
Long-term debt	50,396	41,481
Brokerage payables	21,585	28,706
Other liabilities	10,454	14,992
Total liabilities	122,253	198,313
Total shareholders' equity	15,409	17,006
Noncontrolling interests	119	(146)
Total equity	15,528	16,860
Total liabilities and equity	137,781	215,173
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	106,452	118,575	SFr 86,455	SFr 74,321
Interest-bearing deposits with banks	689	(2,753)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,134	52,476
Securities received as collateral	32,652	1,650
Trading assets	132,172	116,478
Investment securities	1,944	1,975
Other investments	4,991	5,571
Net loans	270,781	266,151
Premises and equipment	3,444	3,676
Goodwill	3,314	3,433
Other intangible assets	28	34
Brokerage receivables	27,251	15,970
Other assets	19,739	23,656
Total assets	660,591	606,892
Liabilities and equity
Due to banks	15,141	22,723
Customer deposits	362,302	357,216
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,144	(21,884)
Obligation to return securities received as collateral	32,652	1,650
Trading liabilities	32,583	34,827
Short-term borrowings	14,154	(1,725)
Long-term debt	121,646	151,014
Brokerage payables	21,718	11,146
Other liabilities	21,229	24,927
Total liabilities	632,569	579,894
Total shareholders' equity	27,261	25,783
Noncontrolling interests	761	1,215
Total equity	28,022	26,998
Total liabilities and equity	SFr 660,591	SFr 606,892